SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2012
Patents and technology | Maximum
Intangible Assets
Estimated useful life	30 years
Patents and technology | Minimum
Intangible Assets
Estimated useful life	5 years
Trademarks | Maximum
Intangible Assets
Estimated useful life	30 years
Trademarks | Minimum
Intangible Assets
Estimated useful life	15 years
Licenses and other agreements | Maximum
Intangible Assets
Estimated useful life	15 years
Licenses and other agreements | Minimum
Intangible Assets
Estimated useful life	5 years
Other intangibles | Maximum
Intangible Assets
Estimated useful life	15 years
Other intangibles | Minimum
Intangible Assets
Estimated useful life	5 years